RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	$ 1,522,000	$ 2,695,000	$ 2,389
Post-employment benefits	120,000	207,000	185
Share-based compensation	1,552,000	2,841,000	1,131
Total	$ 3,194,000	$ 5,743,000	$ 3,705